Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
October 31, 2023
EQU-NPRT3-1223
1.809096.120
Common Stocks - 94.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	2,811,888	43,303
Verizon Communications, Inc.	1,784,764	62,699
		106,002
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	817,172	101,395
Media - 1.6%
Comcast Corp. Class A	2,352,663	97,141
Interpublic Group of Companies, Inc.	606,789	17,233
		114,374
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	404,025	14,969
T-Mobile U.S., Inc.	453,750	65,276
		80,245
TOTAL COMMUNICATION SERVICES		402,016
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	464,478	19,067
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	396,013	103,823
Specialty Retail - 2.1%
Best Buy Co., Inc.	174,584	11,666
Burlington Stores, Inc. (a)	185,875	22,496
Dick's Sporting Goods, Inc.	27,770	2,970
Lowe's Companies, Inc.	89,078	16,976
TJX Companies, Inc.	1,066,090	93,891
		147,999
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co. (b)	60,127	4,437
Tapestry, Inc.	413,750	11,403
		15,840
TOTAL CONSUMER DISCRETIONARY		286,729
CONSUMER STAPLES - 10.9%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	1,807,621	54,825
The Coca-Cola Co.	1,152,848	65,124
		119,949
Consumer Staples Distribution & Retail - 4.2%
Albertsons Companies, Inc.	486,156	10,550
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	426,847	23,236
BJ's Wholesale Club Holdings, Inc. (a)	496,029	33,789
Costco Wholesale Corp.	55,401	30,606
Dollar Tree, Inc. (a)	393,645	43,730
Metro, Inc.	449,870	22,851
Target Corp.	107,562	11,917
Walmart, Inc.	732,414	119,684
		296,363
Food Products - 1.3%
Bunge Ltd.	325,984	34,548
Mondelez International, Inc.	819,850	54,282
		88,830
Household Products - 1.7%
Procter & Gamble Co.	789,466	118,444
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	113,992	14,690
Kenvue, Inc.	2,299,393	42,769
Unilever PLC	207,797	9,841
		67,300
Tobacco - 1.0%
Philip Morris International, Inc.	810,603	72,273
TOTAL CONSUMER STAPLES		763,159
ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.	868,719	55,165
ConocoPhillips Co.	839,985	99,790
Enterprise Products Partners LP	1,742,950	45,386
Exxon Mobil Corp.	2,199,111	232,776
Hess Corp.	379,667	54,824
Imperial Oil Ltd.	975,036	55,567
Phillips 66 Co.	251,527	28,692
Valero Energy Corp.	198,465	25,205
		597,405
FINANCIALS - 15.8%
Banks - 9.2%
Bank of America Corp.	5,366,606	141,356
Huntington Bancshares, Inc.	3,607,104	34,809
JPMorgan Chase & Co.	1,781,532	247,740
M&T Bank Corp.	361,492	40,758
PNC Financial Services Group, Inc.	723,624	82,833
Wells Fargo & Co.	2,550,043	101,415
		648,911
Consumer Finance - 0.5%
Capital One Financial Corp.	373,120	37,793
Financial Services - 1.1%
Edenred SA	548,163	29,140
Visa, Inc. Class A	189,261	44,495
		73,635
Insurance - 5.0%
American Financial Group, Inc.	358,688	39,226
Chubb Ltd.	515,229	110,578
Hartford Financial Services Group, Inc.	1,032,924	75,868
Marsh & McLennan Companies, Inc.	312,427	59,252
The Travelers Companies, Inc.	397,036	66,480
		351,404
TOTAL FINANCIALS		1,111,743
HEALTH CARE - 16.0%
Biotechnology - 1.3%
Gilead Sciences, Inc.	1,138,293	89,402
Health Care Providers & Services - 3.4%
Cigna Group	383,777	118,664
UnitedHealth Group, Inc.	230,216	123,294
		241,958
Life Sciences Tools & Services - 1.6%
Danaher Corp.	589,024	113,104
Pharmaceuticals - 9.7%
AstraZeneca PLC (United Kingdom)	643,704	80,594
Bristol-Myers Squibb Co.	1,291,571	66,555
Eli Lilly & Co.	219,514	121,595
Johnson & Johnson	746,765	110,775
Merck & Co., Inc.	1,020,377	104,793
Roche Holding AG (participation certificate)	305,008	78,604
Royalty Pharma PLC	1,299,107	34,907
Sanofi SA	912,970	82,903
		680,726
TOTAL HEALTH CARE		1,125,190
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.8%
Huntington Ingalls Industries, Inc.	180,868	39,758
Northrop Grumman Corp.	128,271	60,471
The Boeing Co. (a)	530,063	99,026
		199,255
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	335,172	47,343
Building Products - 0.4%
Johnson Controls International PLC	612,279	30,014
Commercial Services & Supplies - 0.4%
GFL Environmental, Inc.	491,067	14,147
Veralto Corp.	196,341	13,548
		27,695
Electrical Equipment - 1.0%
AMETEK, Inc.	393,098	55,336
Regal Rexnord Corp.	120,892	14,315
		69,651
Industrial Conglomerates - 2.3%
General Electric Co.	1,026,082	111,463
Hitachi Ltd.	351,942	22,308
Siemens AG	204,715	27,165
		160,936
Machinery - 2.0%
Crane Co.	325,177	31,649
Fortive Corp.	471,862	30,803
ITT, Inc.	852,776	79,607
		142,059
Professional Services - 0.7%
Experian PLC	494,367	14,968
KBR, Inc.	424,432	24,681
Paychex, Inc.	57,928	6,433
		46,082
Trading Companies & Distributors - 0.5%
Watsco, Inc. (b)	107,749	37,593
TOTAL INDUSTRIALS		760,628
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	2,602,266	135,656
Electronic Equipment, Instruments & Components - 0.3%
Crane Nxt Co.	355,275	18,474
IT Services - 1.7%
Accenture PLC Class A	188,813	56,094
Amdocs Ltd.	799,199	64,064
		120,158
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	333,678	52,498
NXP Semiconductors NV	430,115	74,165
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	906,712	78,258
		204,921
Software - 2.8%
Gen Digital, Inc.	904,612	15,071
Microsoft Corp.	286,220	96,774
Roper Technologies, Inc.	173,339	84,688
		196,533
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	112,673	19,241
Samsung Electronics Co. Ltd.	1,444,250	71,781
Seagate Technology Holdings PLC	120,876	8,250
		99,272
TOTAL INFORMATION TECHNOLOGY		775,014
MATERIALS - 4.7%
Chemicals - 2.2%
Linde PLC	416,924	159,332
Containers & Packaging - 1.4%
Ball Corp.	766,268	36,896
Crown Holdings, Inc.	755,408	60,886
		97,782
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	2,263,458	76,460
TOTAL MATERIALS		333,574
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	234,179	41,728
Lamar Advertising Co. Class A	703,364	57,866
Public Storage	144,005	34,375
		133,969
UTILITIES - 5.5%
Electric Utilities - 3.7%
Constellation Energy Corp.	409,953	46,292
Exelon Corp.	733,685	28,570
FirstEnergy Corp.	619,358	22,049
NextEra Energy, Inc.	1,313,013	76,549
PG&E Corp. (a)	1,622,822	26,452
Southern Co.	889,979	59,896
		259,808
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,003,135	32,823
Multi-Utilities - 1.4%
Ameren Corp.	342,593	25,938
CenterPoint Energy, Inc.	940,959	25,293
Dominion Energy, Inc.	462,854	18,662
WEC Energy Group, Inc.	337,563	27,474
		97,367
TOTAL UTILITIES		389,998
TOTAL COMMON STOCKS (Cost $5,073,396)		6,679,425

Money Market Funds - 5.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (c)	343,733,740	343,802
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	33,825,717	33,829
TOTAL MONEY MARKET FUNDS (Cost $377,631)		377,631

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $5,451,027)	7,057,056
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(21,767)
NET ASSETS - 100.0%	7,035,289

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	277,197	772,654	706,049	11,355	-	-	343,802	0.8%
Fidelity Securities Lending Cash Central Fund 5.40%	7,256	380,519	353,946	244	-	-	33,829	0.1%
Total	284,453	1,153,173	1,059,995	11,599	-	-	377,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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